Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Income and Share Data Used in Calculation of Basic and Diluted EPS

The following table sets forth the income and share data used in the calculation of basic and diluted EPS:

	At December 31,	At December 31,	At December 31,
	2025	2024	2023

Profit attributable to ordinary equity holders of the parent (in EUR thousand)	139,839	117,778	145,631

Weighted average number of ordinary shares for basic EPS	272,952,877	271,136,204	264,951,368
Effects of dilution from share-based incentive plans	5,073	13,785	20,899
Effects of dilution from remuneration in shares	1,496	2,508	5,281
Weighted average number of ordinary shares adjusted for the effect of dilution	272,959,446	271,152,497	264,977,547

	2025	2024	2023
Basic earnings per common share (in EUR)	0.51	0.43	0.55
Diluted earnings per common share (in EUR)	0.51	0.43	0.55